SCHEDULE FOR ADDITIONS TO LONG-LIVED ASSETS OTHER THAN GOODWILL AND ACQUIRED INTANGIBLE ASSETS (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Expenditure for additions to long-lived assets other than goodwill and acquired intangible assets	$ 532,457	$ 405,880
Remittance Services Expense [Member]
Segment Reporting Information [Line Items]
Expenditure for additions to long-lived assets other than goodwill and acquired intangible assets	532,457	405,880
Sales of Airtime [Member]
Segment Reporting Information [Line Items]
Expenditure for additions to long-lived assets other than goodwill and acquired intangible assets
Other Services [Member]
Segment Reporting Information [Line Items]
Expenditure for additions to long-lived assets other than goodwill and acquired intangible assets